Cryptocurrencies	12 Months Ended
Jun. 30, 2022
Cryptocurrencies,
Cryptocurrencies

Note 4 – Cryptocurrencies

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) in coins and amounts during the year ended June 30, 2022:

	Quantities (in coins)	Cryptocurrencies
	BTC	Amounts
Balance at July 1, 2021	—	$—
Revenue recognized from cryptocurrencies mined	7.17	192,351
Mining pool operating fees	—	—
Proceeds from sale of cryptocurrencies	—	—
Realized gain on sale/exchange of cryptocurrencies	—	—
Impairment loss of cryptocurrencies	—	(50,463)
Balance at June 30, 2022	7.17	$141,888